SHARE-BASED PAYMENTS - Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Equity classified share options (excluding Founder Awards)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 702	$ 1,370
Weighted average remaining amortization period, years	10 months 24 days	1 year 8 months 12 days
Founders Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 2,655	$ 3,381
Weighted average remaining amortization period, years	2 years 9 months 18 days	3 years 8 months 12 days
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 7,581	$ 4,446
Weighted average remaining amortization period, years	1 year 10 months 24 days	2 years 1 month 6 days